Private Placement (Details) - Private Placement [Member] - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement (Details) [Line Items]
Aggregate of purchase shares	430,000	430,000
Share price per share	$ 10	$ 10
Aggregate purchase price	$ 4,300,000	$ 4,300,000